Investment Strategy - Eaton Vance Greater India Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India (the “80% Policy”). A company will be considered to be in India if it is domiciled in, or for which the principal securities trading market is in, India, or derives more than 50% of its revenue from, or have 50% or more of assets, core business operations or employees, in India. India investments can also include securities trading in the form of depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund invests in securities issued by companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies in private placement transactions. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward foreign currency exchange contracts and options. The Fund may utilize index or stock futures for the limited purpose of managing cash flows. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. At times the Fund’s investments may be focused in one or more sectors.

The Fund’s investments are selected using a combined top-down macro-thematic and bottom-up approach, to purchase what the investment sub-adviser believes are quality growth companies that are well-positioned to deliver long-term performance across market cycles. From a macro-thematic perspective, the investment sub-adviser analyzes high frequency economic indicators to help identify trends and inflection points in sectors. The investment sub-adviser combines this with bottom-up analysis, using quantitative and qualitative filters to identify stocks reflecting the macro view that meet criteria on parameters such as quality, governance, size, liquidity and management track record across cycles. Valuations are considered in the context of market-wide and historical levels. Fund positions will be build based on liquidity, conviction and entry opportunities.

The Fund currently invests substantially all of its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. References to the Fund’s investments include investments held indirectly through the Portfolio in which the Fund invests.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in India (the “80% Policy”). A company will be considered to be in India if it is domiciled in, or for which the principal securities trading market is in, India, or derives more than 50% of its revenue from, or have 50% or more of assets, core business operations or employees, in India. India investments can also include securities trading in the form of depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.